Kenneth N. Crowley
Senior Counsel
Law Department

Sun Life Assurance
Company of Canada
SC 2335
One Sun Life Executive Park
Wellesley Hills, MA 02481-5699

Tel:           781-263-6403
       800-432-1102 ext. 6403
Fax:           781-237-0707
Kenneth.crowley@sunlife.com

April 30, 2013

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:           Certification pursuant to Rule 497(j)
Sun Life of Canada (U.S.) Variable Account F ("Registrant")
File Nos. 333-168710 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the form of prospectus and statement of additional information for the above-captioned Registrant, dated April 29, 2013, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 9.  Post-Effective Amendment No. 9 was filed electronically with the Securities and Exchange Commission via EDGAR on April 29, 2013.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
Senior Counsel

Sun Life Assurance Company of Canada
is a member of the Sun Life Financial group of companies.

www.sunlife-usa.com